Debt Financing (Summary Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Great Western Bank 06/2014 Maturity [Member]	Sep. 30, 2013 GE Capital Corporation, 12/2014 Maturity [Member]	Sep. 30, 2013 Citigroup Global Markets Realty Corp, 11/2015 Maturity [Member]	Sep. 30, 2013 Great Western Bank 06/2015 Maturity [Member]	Sep. 30, 2013 Elkhorn Valley Bank, 6/2016 Maturity [Member]	Sep. 30, 2013 First State Bank 09/2016 Maturity [Member]	Sep. 30, 2013 GE Capital Corporation, 2/2017 Maturity [Member]	Sep. 30, 2013 Cantor 11/2017 Maturity [Member]	Sep. 30, 2013 Morgan Stanley 201712 Maturity [Member]	Sep. 30, 2013 Wachovia Bank, 3/2020 Maturity [Member]	Sep. 30, 2013 GE Capital Corporation, 2/2018 Maturity [Member]	Sep. 30, 2013 GE Capital Corporation, 2/2018 Maturity [Member]
Debt Instrument [Line Items]
Fixed Rate Debt, Balance	$ 108,086		$ 11,197	$ 17,483	$ 12,380	$ 9,199	$ 2,802	$ 1,196	$ 11,930	$ 6,067	$ 29,903	$ 5,929
Fixed Rate Debt, Interest Rate			4.95%	7.17%	5.97%	5.00%	5.50%	5.50%	7.17%	4.25%	5.83%	7.38%
Debt, Maturity			Jun. 01, 2014	Dec. 01, 2014	Nov. 01, 2015	Jun. 01, 2015	Jun. 01, 2016	Sep. 01, 2016	Feb. 01, 2017	Nov. 01, 2017	Dec. 01, 2017	Mar. 01, 2020	Feb. 01, 2018	Feb. 01, 2018
Variable Rate Debt, Interest Rate													3.76%	4.32%
Variable Rate Debt, Balance	9,508												7,358	2,150
Long-term Debt, Total	117,594	132,821
Less: debt associated with hotel properties held for sale	26,252	43,312
Total Long-Term Debt	$ 91,342	$ 89,509